NOTES PAYABLE AND FINANING ARRANGEMENTS	12 Months Ended
Dec. 31, 2023
Semi Cab Inc [Member]
NOTES PAYABLE AND FINANING ARRANGEMENTS

NOTE 7 – NOTES PAYABLE AND FINANING ARRANGEMENTS

Efficient Capital Labs Installment Note & Settlement

On May 18, 2023 the Company entered into a financing arrangement with Efficient Capital Labs, Inc. (“ECL”) to finance working capital and product development. The loan had a 12-month maturity date. Repayments were originally scheduled to begin in June 2023, in equal installments of $91,667.67 for 13 months, with an interest rate of 17.97%.

On May 18, 2024, the Company entered into a Settlement Agreement (“Settlement”) with ECL. In the Settlement, the Company agreed to repay a total of $946,666.60 in 12 installments. The first payment in the amount of $25,000 was due and paid on May 20, 2024. A second payment in the amount of $75,000 is due on June 3, 2024. Thereafter, ten monthly payments are due on the first day of each month starting on July 1, 2024 in the amount of $84,666.66.

Shareholder Notes

Beginning in July of 2021, and ending in May of 2023, the Company entered into a total of six shareholder loan agreements with a total of three shareholders. These notes are all unsecured with limited rights of recourse. The specific terms of each note are summarized on the table below.

Date	Maturity	Holder	Principal	Rate	Accrued Interest	Current Balance
7/10/2021	7/10/2026	Ajesh Kapoor	$150,000.00	9.0%	$36,838.36	$186,838.36
8/27/2021	8/26/2026	Ajesh Kapoor	$235,000.00	9.0%	$54,932.05	$289,932.05
4/17/2023	10/16/2023	Vivek Sehgal	$50,000.00	10.0%	$4,794.52	$54,794.52
5/5/2023	5/4/2024	Ajesh Kapoor	$50,000.00	10.0%	$4,547.95	$54,547.95
5/8/2023	5/7/2024	Jagan Reddy	$50,000.00	10.0%	$4,506.85	$54,506.85
5/17/2023	5/16/2024	Ajesh Kapoor	$165,000.00	10.0%	$14,465.75	$179,465.75

MCA-Agile Capital Funding, LLC

On March 22, 2024, the Company entered into a Merchant Cash Advance (“MCA Financing”) with Agile Capital Funding, LLC. The initial amount borrowed was $315,000, with net proceeds to the Company in the amount of $300,000. Repayment terms stipulate weekly payments in the amount of $16,200 for weeks, for a total of $453,600 repaid. The effective interest rate for the borrowings is 18%.

MCA-Huson Cedar Advance, LLC

On May 8, 2024, the Company entered into an MCA Financing with Cedar Advance, LLC. The initial amount borrowed was $215,000, with net proceeds to the Company in the amount of $204,250. Repayment terms stipulate weekly payments in the amount of $11,133 for 28 weeks, for a total of $311,750 repaid. The effective interest rate for the borrowings is 18%.